Nationwide Life Insurance Company:                                    Nationwide Life and Annuity Insurance Company
o        Nationwide Variable Account-7                                o        Nationwide VA Separate Account-A
o        Nationwide Variable Account-9                                o        Nationwide VL Separate Account-D
o        Nationwide VLI Separate Account-3




                   Prospectus supplement dated August 20, 2004
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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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The sub-adviser information relating to the Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I is amended as follows:


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
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Sub-advisers:                       American Century Investment Management,
                                    Inc.; The Dreyfus Corporation; Gartmore
                                    Global Partners, an indirect subsidiary of
                                    Nationwide Mutual Insurance Company;
                                    Morgan Stanley Investment Management Inc.;
                                    Neuberger Berman, LLC; Waddell & Reed
                                    Investment Management Company
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